Commitments and contingencies	6 Months Ended
Jun. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
5.	Commitments and contingencies

As at June 30, 2016, the Company had the following commitments:

	2016	2017	2018-2020
Loan commitment fees	151,402	-	-
Office space	35,320	809,131	770,543
	186,722	809,131	770,543

Loan commitment fees are based on management’s best estimates of future drawdown dates as of June 30, 2016.